Defined Benefit Liabilities (Assets) - Cost of Benefit Plan Recognized in Profit And Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Current service cost	₩ 130,538	₩ 132,465
Net interest income	(6,752)	(8,026)
Past service cost	6,795	0
Total amount of expenses recognized in profit and loss	₩ 130,581	₩ 124,439	₩ 134,509